RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

(1) Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Hanwu Yang	Shareholder of the Company
Changbin Xia	Shareholder of the Company
Eternal Horizon International Company Limited	As a shareholder of the Company before December 15, 2020
Yanping Guo	Legal representative of Vande
Mishan City Shenmi Dazhong Management Consulting Partnership (“ShenMi DaZhong”)	Shareholder of the Company
Haiyan Qin, Hui Wang and other 11 individuals	Shareholders of ShenMi DaZhong
Shan’xi Nongbei New Agriculture Technology Co., Ltd and other 8 companies	Associated with shareholders of ShenMi DaZhong

SCHEDULE OF DUE TO RELATED PARTIES

(2) Due to related parties

	December 31, 2023	December 31, 2022

Eternal Horizon International Company Limited(1)	$2,257,397	$2,323,475
Changbin Xia(2)	$1,410,621	1,337,164
Other	244,588	19,078
Total	$3,912,606	$3,679,717

(1)	During IPO, the underwriters purchased 999,910 ordinary shares from a selling shareholder for $4,999,550. The gross proceeds were wired into the Company’s account and was invested in loan receivable together with net proceeds from IPO. The Company paid $2.6 million to the underwriters for the year ended December 31, 2022.

(2)	The Company borrowed loans as working capital from one shareholder Changbin Xia as well as the legal representative of Vande. The balance due to related parties is interest-free and due on demand.